Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate [Roll Forward]
Beginning Balance	$ 6,518	$ 8,179
Disposals	(4,416)	(4,456)
Ending Balance	4,588	6,518
OREO Remeasured At Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	3,151	3,732
Charge-offs recognized in the allowance for loan losses	0	0
Fair value	3,151	3,732
OREO Remeasured Subsequent To Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	1,228	3,937
Fair value	563	3,000
Write-downs included in other non-interest expense	$ (665)	$ (937)